Note 3 - Significant Accounting Judgements and Estimates	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of accounting judgements and estimates [text block]
3.	Significant accounting judgements and estimates

In preparing the consolidated financial statements, the directors are required to make judgements in applying the Group's accounting policies and in making estimates and making assumptions about the future. These estimates could have a significant risk of causing a material adjustment to the carrying value of assets and liabilities in the future financial periods. The critical judgements that have been made in arriving at the amounts recognized in the consolidated financial statements are discussed below.

3.1	Revenue from contracts with customers – determining the timing of satisfaction of services

As disclosed in Note
2.13
the Group concluded that solar development revenue and revenue from other long-term projects is recognized over time as the customer simultaneously receives and consumes the benefits provided. The Group determined that the percentage completion basis is the best method in measuring progress because there is a direct relationship between the Group's effort and the transfer of services to the customer. The judgement used in applying the percentage completion basis affects the amount and timing of revenue from contracts.

3.2	Impairment of non-financial assets

The carrying values of property, plant and equipment, investments and intangible assets other than goodwill are reviewed for impairment only when events indicate the carrying value may
be impaired. Goodwill is tested annually for impairment or when events or changes to circumstances indicate that it might be impaired.

To assess impairment, estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time-value of money and risks specific to the related cash-generating unit. Judgement was applied in making estimates and assumptions about the future cash flows, including the appropriateness of discounts rates applied, as further disclosed in Note
12.

3.3	Operating profit/(loss)

In preparing the consolidated financial statements of the Group, judgement was applied with respect to those items which are presented in the Consolidated Statement of Comprehensive Income as included within operating profit/(loss). Those revenues and expenses which are determined to be specifically related to the on-going operating activities of the business are included within operating profit/(loss). Expenses or charges to earnings which are not
related to operating activities, are
one
-time costs determined to be
not
representative of the normal trading activities of the business, or that arise from revaluation of assets, are reported below operating profit/(loss).

3.4	Litigation provision

The
$1.1
million litigation provision recorded at
June 30, 2020
is estimated by management making a judgement, in conjunction with advice from legal counsel, on the probability of success of each element of the claim, in accordance with IAS
37
– Provisions, Contingent Liabilities and Contingent Assets. Additional allowance is made for anticipated costs.

3.5	Income taxes

In recognizing income tax assets and liabilities, management makes estimates of the likely outcome of decisions by tax authorities on transactions and events whose treatment for tax purposes is uncertain. Where the outcome of such matters is different, or expected to be different, from previous assessments made by management, a change to the carrying value of the income tax assets and liabilities will be recorded in the period in which such determination is made. The carrying values of income tax assets and liabilities are disclosed separately in the Consolidated Statement of Financial Position.

3.6	Deferred tax assets

Deferred tax assets for unused tax losses amounting to
$0.8
million at
June 30, 2020 (
June 30, 2019:
$1.005
million;
March 31, 2019:
$1.005
million;
2018:
$1.585
million) are recognized to the extent that it is probable that sufficient taxable profit will be available against which the losses can be utilized. Management judgement is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and level of future taxable profits.

3. 7	Share option reserve

As part of the Initial Public Offering Listing, VivoPower issued an amended and restated unit purchase option (UPO) replacing the options issued by Arowana Inc. The options are viewed as a share-based award granted to Early Bird Capital. The cost of the award is recognized directly in equity and is applied against capital raising costs. As the option holder has the right to receive shares in the Company, the share-based payment transaction would be equity settled. The fair value of the options was determined at the grant date, using the Black Scholes Model, and not
remeasured subsequently. As the options have
no
vesting conditions the related expense was recognized immediately. The options lapsed during the year ended
June 30, 2020.

3. 8	Exchangeable preference shares and exchangeable notes

As part of the IPO listing process VivoPower acquired Aevitas. The instruments previously issued by Aevitas were restructured to become exchangeable into VivoPower shares. The Company considered IAS
32
paragraph
16
in determining the accounting treatment. The Company has determined the instruments to be treated as equity under the “fixed-for-fixed” rule meaning that both the amount of consideration received/receivable and the number of equity instruments to be issued must be fixed for the instrument to be classified as equity. Both elements are satisfied within the instruments.